Organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization
Schedule of Company's main subsidiaries and VIEs

			Percentage of
			legal
			ownership by
		Place of	the
Entity	Date of incorporation	incorporation	Company	Principal activities
Subsidiaries
QD Data Limited (“Qudian HK”)	December 2, 2016	Hong Kong (“HK”)	100%	Investment holding
QD Technologies Limited (“Qudian BVI”)	November 23, 2016	British Virgin Islands (“BVI”)	100%	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. (“Qufenqi Ganzhou”)	September 5, 2016	PRC	100%	Investment holding, research and development
Xiamen Qudian Financial Lease Ltd. (“Xiamen Financial Lease”)	April 21, 2017	PRC	100%	Financial lease
Qufenqi (HK) Limited (“Qufenqi HK”)	April 28, 2014	HK	100%	Investment holding
Xiamen Qudian Technology Co., Ltd. (“Xiamen Qudian”)	April 1, 2017	PRC	100%	Technology development and service, sale of products
Bloomgoods Inc.(“Bloomgoods Inc.”, formerly known as Fast Horse Inc.)	June 28, 2018	Cayman Islands	100%	Investment holding
Xiamen Happy Time Technology Co., Ltd. (“Xiamen Happy Time”)	September 5, 2018	PRC	100%	Technology development and service
Bloomgoods Limited (“Bloomgoods Limited ”, formerly known as Fast Horse Express Limited)	June 29, 2018	BVI	100%	Investment holding
FAST HORSE LIMITED	June 8, 2023	New Zealand	100%	Delivery service
F&H EXPRESS PTY LTD (“F&H EXPRESS PTY”)	December 9, 2022	Australia	100%	Delivery service
LAST MILE EXPRESS PTY LTD (“LAST MILE EXPRESS”)	October 17, 2022	Australia	100%	Delivery service
VIEs
Xiamen Quxianxiang Time Technology Co., Ltd. (“Xiamen Quxianxiang”, formerly known as Beijing Happy Time Technology Development Co., Ltd.)	April 9, 2014	PRC	Nil	Technology development and service, sale of products
Xiamen Lexiang Time Technology Co., Ltd. (“Xiamen Lexiang”, formerly known as Ganzhou Qudian Technology Co., Ltd.)	November 25, 2016	PRC	Nil	Technology development service, sale of products and educational services

Schedule of financial statements information of VIEs

	As of December 31,
	2023	2024
	RMB	RMB	US$
Amounts due from group companies	1,112,061,344	488,678,227	66,948,643
Other current assets*	6,685,930,057	4,097,569,900	561,364,775
Total current assets	7,797,991,401	4,586,248,127	628,313,418
Total non-current assets**	365,557,715	2,623,967,844	359,482,121
Total assets	8,163,549,116	7,210,215,971	987,795,539
Amounts due to group companies	344,028,011	5,099	699
Other current liabilities	130,226,166	8,300,951	1,137,226
Total current liabilities	474,254,177	8,306,050	1,137,925
Total non-current liabilities	39,083	—	—
Total liabilities	474,293,260	8,306,050	1,137,925

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	578,002,415	47,770,942	198	27
Net income /(loss)***	221,602,406	171,107,836	(448,652,409)	(61,465,128)

* As of December 31 2024, other current assets primarily include cash and cash equivalents of RMB 2,187 million (US$300 million), restricted cash of RMB 743 million (US$102 million), and time and structured deposits of RMB 784 million (US$107 million).

** As of December 31, 2024, total non-current assets primarily include long-term equity investments of RMB 2,544 million (US$349 million), which mainly consist of an investment in the subsidiary, Shenzhen Qudian Investment Partnership (Limited Partnership).

*** For the year of 2024, net income/(loss) primarily includes the expected credit loss for others amounting to RMB 367 million (US$50 million).

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash provided by/ (used in) operating activities	(329,949,497)	1,132,978,031	(1,349,175,834)	(184,836,331)
Net cash provided by/ (used in) investing activities	489,498,990	1,449,584,102	(561,586,008)	(76,936,967)
Net cash (used in)/provided by financing activities	575,109,678	(111,291,410)	(156,112,319)	(21,387,300)